Property and Equipment, Net - Schedule of Composition of Assets Grouped by Major Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Cost	$ 5,972	$ 5,568
Accumulated depreciation:
Accumulated depreciation	4,984	4,689
Property, Plant and Equipment, Net	988	879
Computers and electronic equipment [Member]
Cost:
Cost	5,205	4,827
Accumulated depreciation:
Accumulated depreciation	4,500	4,263
Office furniture and equipment [Member]
Cost:
Cost	414	407
Accumulated depreciation:
Accumulated depreciation	255	232
Leasehold improvements [Member]
Cost:
Cost	353	334
Accumulated depreciation:
Accumulated depreciation	$ 229	$ 194